Impairment charges / (reversals)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment charges / (reversals)
15 Impairment charges/(reversals)
Impairment charges/(reversals) comprise:	2018	2017	2016
Impairment charges on financial assets, excluding receivables	71	70	110
Impairment reversals on financial assets, excluding receivables	(39)	(32)	(58)
Impairment charges and reversals on non-financial assets and receivables	46	4	43
Total	78	42	95

Impairment charges on financial assets, excluding receivables, from:	2018	2017	2016
Shares	5	2	1
Debt securities and money market instruments	30	17	53
Loans	35	50	23
Other	-	-	33
Total	71	70	110

Impairment reversals on financial assets, excluding receivables, from:	2018	2017	2016
Debt securities and money market instruments	(34)	(17)	(42)
Loans	(3)	(13)	(14)
Other	(2)	(2)	(2)
Total	(39)	(32)	(58)

Impairment charges/(reversals) on non-financial assets and receivables increased to EUR 46 million in 2018 mainly due to updated valuations on various real estate properties in the Americas and impairments to software in the Netherlands.

For more details on impairments on financial assets, excluding receivables, refer to note 4 Financial risks.